Waddell & Reed Advisors Funds
                    Retirement Shares

                    Semiannual
                    Report
                    -----------------
                    December 31, 2001

CONTENTS

         3     President's Letter

         5     Performance Summary

         7     Portfolio Highlights

         8     Investments

        14     Statement of Assets and Liabilities

        15     Statement of Operations

        16     Statement of Changes in Net Assets

        17     Financial Highlights

        21     Notes to Financial Statements

        27     Independent Auditors' Report

        28     Householding Notice

        30     Directors & Officers














This report is submitted for the general information of the shareholders of Waddell & Reed Advisors Retirement Shares, Inc. It is not authorized for distribution to prospective investors in the Fund unless accompanied with or preceded by the Waddell & Reed Advisors Retirement Shares, Inc. current prospectus and current Fund performance information.

PRESIDENT'S LETTER OF RETIREMENT SHARES
     December 31, 2001

Dear Shareholder,

We are pleased to share with you this report on your Fund's operations for the six months ended December 31, 2001.

The last six months were dominated by the tragic events of September 11, 2001, the onset of the war on terrorism, and a difficult, recessionary market environment. The attacks were emotionally staggering, yet they seemed to have helped solidify our resolve as a country and to remind us of the robust nature of the American spirit. Many of us have faced these challenges and turned them into opportunities: to reconnect with loved ones, to renew commitments to our values and to use our experiences to move forward. We also can take encouragement from the fact that, by year-end, the economy showed some indications of turning around.

Apparently spurred by the Federal Reserve's eleven interest rate cuts during 2001, along with some early success in the war, the markets recovered somewhat toward the end of the year as many analysts began to anticipate a recovery in 2002. While we view this as a positive sign for the year to come, we believe that the challenges of 2001 may take some time to overcome.

At December 31, many of the primary equity indexes posted losses for the second half of 2001. For the last six months, the technology-heavy Nasdaq Industrials Index was down 8.40 percent. The other two major indexes also suffered during the period, although not quite as much, as the S&P 500 Index declined 5.60 percent and the Dow Jones Industrial Average declined 3.72 percent.

By contrast, bonds have done a bit better during the last six months, as evidenced by the Salomon Brothers Broad Investment Grade Index increasing 4.73 percent for the period. It appears that a combination of the declining stock market, interest rate cuts and a slower economy has helped bond performance over the last six months.

As you review your finances, it is helpful to note that, while the market may decline in the face of economic uncertainty and geopolitical events, it often rebounds over the intermediate or long term. While the current circumstances may be difficult, we believe that it is unwise to act impulsively. We believe that the best way to approach a fluctuating market is to develop and maintain a personal financial plan. From our experience, those who adhere to a structured and consistent investment program remain well positioned to take advantage of opportunities, including those presented by the market's occasional downdrafts.

Ultimately, we believe that it is essential for serious investors to maintain a long-term perspective and to maintain a diversified portfolio. Short-term downturns often create excellent buying opportunities, as well as opportunities to further diversify holdings. We believe that it remains important for all investors to review their investment asset allocation on a regular basis to ensure that it continues to adhere to individual risk tolerance and is adaptable to market changes.

Remember, a plan that is appropriate for you is appropriate regardless of inevitable market changes. You have a partnership with your Waddell & Reed financial advisor, and that partnership is built upon a customized program based on your specific needs. Focusing on that plan, despite market fluctuations, could be your key to a sound financial future. Thank you for your ongoing dedication and partnership.



Respectfully,
Henry J. Herrmann

President

SHAREHOLDER SUMMARY OF RETIREMENT SHARES
--------------------------------------------------------------------------
Retirement Shares

GOAL
Seeks to provide the highest long-term total investment return that is, in the opinion of the Fund's investment manager, consistent with reasonable safety of capital.

Strategy
Invests primarily in common stocks, and to a lesser extent, in debt securities (of any maturity and mostly of investment grade) of U.S. and foreign issuers. The Fund generally owns common stock of medium to large, well-established companies while typically emphasizing a blend of value and growth potential. Typically, the Fund's debt securities are either U.S. Government securities or investment-grade corporate bonds.

Founded
1972

Scheduled Dividend Frequency
Quarterly (March, June, September, December)

Performance Summary -- Class A Shares
                 Per Share Data
For the Six Months Ended December 31, 2001
------------------------------------------

Dividends paid                  $0.04
                                =====
Capital gains distribution      $0.01
                                =====

Net asset value on
 12-31-01 $6.60 adjusted to:    $6.61(A)
  6-30-01                        6.84
                               ------
Change per share               $(0.23)
                               ======

(A)This number includes the capital gains distribution of $0.01 paid in December 2001 added to the actual net asset value on December 31, 2001.

   Past performance is not necessarily indicative of future results.

SHAREHOLDER SUMMARY OF RETIREMENT SHARES
--------------------------------------------------------------------------
Because of ongoing market volatility, the Fund's performance may be subject to substantial short-term fluctuation and current performance may be less than the results shown below. Please check the Waddell & Reed website at www.waddell.com for more current performance information.

Average Annual Total Return (A)
                         Class A                      Class B
                  -----------------------     -----------------------
                      With      Without         With        Without
Period           Sales Load(B) Sales Load(C)  CDSC(D)        CDSC(E)
------            ----------   ----------    -----------    ----------
 1-year period
  ended 12-31-01   -17.68%      -12.65%         -17.00%       -13.55%
 5-year period
  ended 12-31-01     7.59%        8.87%           ---           ---
10-year period
  ended 12-31-01     9.56%       10.21%           ---           ---
Since inception
  of Class(F)        ---          ---            -0.28%         0.58%

(A)Performance data represents share price appreciation (depreciation), including reinvestment of all income and capital gains distributions. Performance data represents past performance and is no guarantee of future results. Share price, investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.
(B)Performance data is based on deduction of 5.75% sales load on the initial purchase in the periods.
(C)Performance data does not take into account the sales load deducted on an initial purchase.
(D)Performance data reflects the effect of paying the applicable contingent deferred sales charge (CDSC) at a maximum of 5.00% upon redemption at the end of the periods.
(E)Performance data does not reflect the effect of paying the applicable CDSC upon redemption at the end of the periods.
(F)10-4-99 for Class B shares (the date on which shares were first acquired by shareholders).

Average Annual Total Return(A)
Period            Class C(B)   Class Y(C)
------            ----------   ----------
 1-year period
  ended 12-31-01   -13.55%      -12.40%
 5-year period
  ended 12-31-01     ---          9.11%
10-year period
  ended 12-31-01     ---          ---
Since inception
  of Class(D)        0.60%        9.04%

(A)Performance data represents share price appreciation (depreciation), including reinvestment of all income and capital gains distributions. Performance data represents past performance and is no guarantee of future results. Share price, investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.
(B)Performance data reflects the effect of paying the applicable contingent deferred sales charge (CDSC) at a maximum of 1.00% which declines to zero at the end of the first year after investment. (Accordingly, these returns reflect no CDSC since it only applies to Class C shares held for twelve months or less.)
(C)Performance data does not include the effect of sales charges, as Class Y shares are not subject to these charges.
(D)10-4-99 for Class C shares and 2-27-96 for Class Y shares (the date on which shares were first acquired by shareholders).

SHAREHOLDER SUMMARY OF RETIREMENT SHARES
--------------------------------------------------------------------------
Portfolio Highlights

On December 31, 2001, Waddell & Reed Advisors Retirement Shares, Inc. had net assets totaling $1,005,643,637 invested in a diversified portfolio of:

   64.60% Common Stocks
   18.26% U.S. Government Securities
   12.97% Corporate Bonds
    3.88% Cash and Cash Equivalents
    0.29% Preferred Stock


As a shareholder of Waddell & Reed Advisors Retirement Shares, Inc., for every $100 you had invested on December 31, 2001, your Fund owned:

 $19.89  Manufacturing Stocks
  18.26  U.S. Government Securities
  12.97  Corporate Bonds
  12.71  Finance, Insurance and Real Estate Stocks
  11.76  Transportation, Communication, Electric
           and Sanitary Services Stocks
  11.19  Services Stocks
   8.23  Mining Stocks
   3.88  Cash and Cash Equivalents
   0.82  Miscellaneous Investing Institutions Stock
   0.29  Preferred Stock

THE INVESTMENTS OF RETIREMENT SHARES
     December 31, 2001

                                              Shares        Value

COMMON STOCKS
Amusement and Recreation Services - 0.75%
 Westwood One, Inc.*  ....................   250,000 $  7,512,500
                                                     ------------

Business Services - 8.84%
 AOL Time Warner Inc.*  ..................   400,000   12,840,000
 Amdocs Limited*  ........................   325,000   11,040,250
 BEA Systems, Inc.*  .....................   350,000    5,391,750
 Cendant Corporation*  ...................   500,000    9,805,000
 Clear Channel Communications, Inc.*  ....   250,000   12,727,500
 Getty Images, Inc.*  ....................   325,000    7,496,125
 Microsoft Corporation*  .................   150,000    9,938,250
 Oracle Corporation*  ....................   600,000    8,289,000
 VeriSign, Inc.*  ........................   300,000   11,419,500
                                                     ------------
                                                       88,947,375
                                                     ------------

Chemicals and Allied Products - 9.54%
 American Home Products Corporation  .....   275,000   16,874,000
 Bristol-Myers Squibb Company  ...........   175,000    8,925,000
 Forest Laboratories, Inc.*  .............   100,000    8,195,000
 IVAX Corporation*  ......................   350,000    7,049,000
 King Pharmaceuticals, Inc.*  ............   200,000    8,426,000
 Pfizer Inc.  ............................   400,000   15,940,000
 Pharmacia Corporation  ..................   250,000   10,662,500
 Schering-Plough Corporation  ............   325,000   11,638,250
 Shire Pharmaceuticals Group plc, ADR*  ..   225,000    8,236,125
                                                     ------------
                                                       95,945,875
                                                     ------------

Coal Mining - 0.45%
 Arch Coal, Inc.  ........................   200,000    4,540,000
                                                     ------------

Communication - 10.42%
 AT&T Wireless Services, Inc.*  ..........   900,000   12,933,000
 American Tower Corporation*  ............   900,000    8,523,000
 Charter Communications, Inc.*  ..........   400,000    6,574,000
 NTT DoCoMo, Inc. (A)  ...................       250    2,938,931
 NTT DoCoMo, Inc. (A)(B)  ................       250    2,938,931
 Nextel Communications, Inc.*  ........... 1,200,000   13,146,000
 Qwest Communications International Inc. .   700,000    9,891,000
 Sprint Corporation - FON Group  .........   800,000   16,064,000
 Viacom Inc., Class B*  ..................   275,000   12,141,250


See Notes to Schedule of Investments on page 13.

THE INVESTMENTS OF RETIREMENT SHARES
     December 31, 2001

                                              Shares        Value

COMMON STOCKS (Continued)
Communication (Continued)
 Vodafone Group Plc,  ADR  ...............   350,000 $  8,988,000
 Western Wireless Corporation, Class A*  .   375,000   10,595,625
                                                     ------------
                                                      104,733,737
                                                     ------------

Depository Institutions - 3.88%
 Bank of America Corporation  ............   125,000    7,868,750
 Citigroup Inc.  .........................   200,000   10,096,000
 Morgan (J.P.) Chase & Co.  ..............   400,000   14,540,000
 Wells Fargo & Company  ..................   150,000    6,517,500
                                                     ------------
                                                       39,022,250
                                                     ------------

Electric, Gas and Sanitary Services - 1.34%
 El Paso Corporation  ....................   200,000    8,922,000
 Sierra Pacific Resources  ...............   300,000    4,515,000
                                                     ------------
                                                       13,437,000
                                                     ------------

Electronic and Other Electric Equipment - 6.04%
 ADC Telecommunications, Inc.*  .......... 2,300,000   10,591,500
 Amphenol Corporation, Class A*  .........   150,000    7,207,500
 Broadcom Corporation, Class A*  .........   150,000    6,131,250
 Celestica Inc.*  ........................   150,000    6,058,500
 Corning Incorporated  ...................   350,000    3,122,000
 Harman International Industries,
   Incorporated ..........................   175,000    7,892,500
 Intel Corporation  ......................   200,000    6,289,000
 QUALCOMM Incorporated*  .................   100,000    5,047,500
 Texas Instruments Incorporated  .........   300,000    8,400,000
                                                     ------------
                                                       60,739,750
                                                     ------------
Health Services - 1.60%
 Express Scripts, Inc., Class A*  ........   200,000    9,371,000
 HCA - The Healthcare Company  ...........   175,000    6,744,500
                                                     ------------
                                                       16,115,500
                                                     ------------

Holding and Other Investment Offices - 0.82%
 CarrAmerica Realty Corporation  .........   275,000    8,277,500
                                                     ------------


See Notes to Schedule of Investments on page 13.

THE INVESTMENTS OF RETIREMENT SHARES
     December 31, 2001

                                              Shares        Value

COMMON STOCKS (Continued)
Industrial Machinery and Equipment - 1.30%
 Cooper Cameron Corporation*  ............   325,000 $ 13,117,000
                                                     ------------

Insurance Agents, Brokers and Service - 0.80%
 Marsh & McLennan Companies, Inc.  .......    75,000    8,058,750
                                                     ------------

Insurance Carriers - 3.18%
 American International Group, Inc.  .....   250,000   19,850,000
 Chubb Corporation (The)  ................   175,000   12,075,000
                                                     ------------
                                                       31,925,000
                                                     ------------

Nondepository Institutions - 3.62%
 Fannie Mae  .............................   150,000   11,925,000
 Freddie Mac  ............................   225,000   14,715,000
 Morgan Stanley Dean Witter & Co.  .......   175,000    9,789,500
                                                     ------------
                                                       36,429,500
                                                     ------------

Oil and Gas Extraction - 7.78%
 Anadarko Petroleum Corporation  .........   275,000   15,633,750
 Apache Corporation  .....................   400,000   19,952,000
 Brown (Tom), Inc.*  .....................   450,000   12,152,250
 Kerr-McGee Corporation  .................   200,000   10,960,000
 Nabors Industries, Inc.*  ...............   425,000   14,590,250
 Stone Energy Corporation*  ..............   125,000    4,937,500
                                                     ------------
                                                       78,225,750
                                                     ------------

Petroleum and Coal Products - 2.39%
 BP Amoco p.l.c., ADR  ...................   200,000    9,302,000
 Murphy Oil Corporation  .................   175,000   14,707,000
                                                     ------------
                                                       24,009,000
                                                     ------------

Primary Metal Industries - 0.62%
 Alcoa Incorporated  .....................   175,000    6,221,250
                                                     ------------


See Notes to Schedule of Investments on page 13.

THE INVESTMENTS OF RETIREMENT SHARES
     December 31, 2001

                                              Shares        Value

COMMON STOCKS (Continued)
Security and Commodity Brokers - 1.23%
 Charles Schwab Corporation (The)  .......   800,000 $ 12,376,000
                                                     ------------

TOTAL COMMON STOCKS - 64.60%                         $649,633,737
 (Cost: $663,294,079)

PREFERRED STOCK - 0.29%
Insurance Carriers
 Prudential Financial, Inc. and
   Prudential Financial Capital Trust I,
   6.75% Equity Security Units,
   Convertible ...........................    50,000 $  2,910,000
                                                     ------------
 (Cost: $2,513,800)

                                           Principal
                                           Amount in
                                           Thousands

CORPORATE DEBT SECURITIES
Business Services - 1.59%
 BEA Systems, Inc., Convertible,
   4.0%, 12-15-06 ........................   $ 6,000    5,092,500
 CheckFree Holdings Corporation,
   Convertible,
   6.5%, 12-1-06 .........................     7,000    5,425,000
 Rational Software Corporation,
   Convertible,
   5.0%, 2-1-07 ..........................     6,000    5,437,500
                                                     ------------
                                                       15,955,000
                                                     ------------

Chemicals and Allied Products - 0.41%
 IVAX Corporation, Convertible,
   4.5%, 5-15-08 (B) .....................     5,000    4,162,500
                                                     ------------

Communication - 4.53%
 Bell Atlantic Financial Services, Inc.,
   7.6%, 3-15-07 .........................    10,000   10,767,560
 Bell Telephone Company of Pennsylvania (The),
   8.35%, 12-15-30 .......................     3,000    3,469,350
 Charter Communications, Inc., Convertible,
   4.75%, 6-1-06 .........................    10,000    9,125,000


See Notes to Schedule of Investments on page 13.

THE INVESTMENTS OF RETIREMENT SHARES
     December 31, 2001

                                           Principal
                                           Amount in
                                           Thousands        Value

CORPORATE DEBT SECURITIES (Continued)
Communication (Continued)
 Deutsche Telekom International Finance B.V.,
   8.25%, 6-15-30 ........................   $20,000 $ 22,197,520
                                                     ------------
                                                       45,559,430
                                                     ------------

Depository Institutions - 2.77%
 Bank One Corporation,
   7.875%, 8-1-10 ........................    10,000   11,011,130
 Citigroup Inc.,
   5.75%, 5-10-06 ........................    14,000   14,339,416
 Wachovia Corporation,
   6.25%, 8-4-08 .........................     2,500    2,523,968
                                                     ------------
                                                       27,874,514
                                                     ------------

Electronic and Other Electric Equipment - 1.52%
 CIENA Corporation, Convertible,
   3.75%, 2-1-08 .........................    11,000    7,040,000
 Cypress Semiconductor Corporation,
   Convertible,
   3.75%, 7-1-05 .........................     5,000    4,068,750
 LSI Logic Corporation, Convertible,
   4.0%, 2-15-05 .........................     5,000    4,218,750
                                                     ------------
                                                       15,327,500
                                                     ------------

Health Services - 0.72%
 Columbia/HCA Healthcare Corporation,
   6.91%, 6-15-05 ........................     7,000    7,201,166
                                                     ------------

Industrial Machinery and Equipment - 0.72%
 Juniper Networks, Inc., Convertible,
   4.75%, 3-15-07 ........................    10,000    7,250,000
                                                     ------------

Nondepository Institutions - 0.34%
 General Electric Capital Corporation,
   8.3%, 9-20-09 .........................     3,000    3,387,384
                                                     ------------


See Notes to Schedule of Investments on page 13.

THE INVESTMENTS OF RETIREMENT SHARES
     December 31, 2001

                                           Principal
                                           Amount in
                                           Thousands        Value

CORPORATE DEBT SECURITIES (Continued)
Transportation by Air - 0.37%
 Southwest Airlines Co.,
   7.875%, 9-1-07 ........................   $ 3,650 $  3,697,486
                                                     ------------

TOTAL CORPORATE DEBT SECURITIES - 12.97%            $ 130,414,980
 (Cost: $123,680,927)

UNITED STATES GOVERNMENT SECURITIES
Agency Obligation - 0.46%
 National Archives Facility Trust,
   8.5%, 9-1-19 ..........................     3,948    4,603,584
                                                     ------------

Mortgage-Backed Obligations - 2.50%
 Federal Home Loan Mortgage Corporation Fixed
   Rate Pass-Through Certificates:
   6.5%, 12-1-31 .........................    10,000   10,024,375
   6.5%, 1-1-32 ..........................     5,000    5,006,250
 Government National Mortgage Association
   Fixed Rate Pass-Through Certificates,
   6.5%, 8-15-28 .........................    10,036   10,093,540
                                                     ------------
Total Mortgage-Backed Obligations                      25,124,165
                                                     ------------

Treasury Obligations - 15.30%
 U.S. Treasury Bond,
   6.25%, 5-15-30 ........................    50,000   54,162,100
 U.S. Treasury Note:
   5.0%, 2-15-11 .........................    40,000   39,878,120
   5.0%, 8-15-11 .........................    60,000   59,850,000
                                                     ------------
Total Treasury Obligations                            153,890,220
                                                     ------------

TOTAL UNITED STATES GOVERNMENT
 SECURITIES - 18.26%                               $  183,617,969
 (Cost: $183,245,647)

TOTAL SHORT-TERM SECURITIES - 2.45%                $   24,648,800
 (Cost: $24,648,800)


See Notes to Schedule of Investments on page 13.

THE INVESTMENTS OF RETIREMENT SHARES
     December 31, 2001

                                                            Value

TOTAL INVESTMENT SECURITIES - 98.57%               $  991,225,486
 (Cost: $997,383,253)

CASH AND OTHER ASSETS, NET OF LIABILITIES - 1.43%      14,418,151

NET ASSETS - 100.00%                               $1,005,643,637


Notes to Schedule of Investments
  *No dividends were paid during the preceding 12 months.
(A)Listed on an exchange outside the United States.
(B)These securities were purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2001, the total value of these securities amounted to $7,101,431 or 0.71% of net assets.

   See Note 1 to financial statements for security valuation and other significant accounting policies concerning investments.
   See Note 3 to financial statements for cost and unrealized appreciation and depreciation of investments owned for Federal income tax purposes.

STATEMENT OF ASSETS AND LIABILITIES
     RETIREMENT SHARES
     December 31, 2001
     (In Thousands, Except for Per Share Amounts)
ASSETS
 Investment securities - at value (Notes 1 and 3)  .     $991,225
 Cash  .............................................            1
 Receivables:
   Investment securities sold ......................       27,777
   Dividends and interest ..........................        4,581
   Fund shares sold ................................          804
 Prepaid insurance premium .........................           17
                                                       ----------
    Total assets  ..................................    1,024,405
                                                       ----------
LIABILITIES
 Payable for investment securities purchased .......       14,503
 Payable to Fund shareholders  .....................        3,792
 Accrued shareholder servicing (Note 2) ............          158
 Accrued service fee (Note 2)  .....................          134
 Accrued distribution fee (Note 2)  ................           67
 Accrued management fee (Note 2)  ..................           19
 Accrued accounting services fee (Note 2)  .........           10
 Other  ............................................           78
                                                       ----------
    Total liabilities  .............................       18,761
                                                       ----------
      Total net assets .............................   $1,005,644
                                                       ==========
NET ASSETS
 $1.00 par value capital stock:
   Capital stock ...................................   $  152,529
   Additional paid-in capital.......................    1,102,711
 Accumulated undistributed income (loss):
   Accumulated undistributed net investment income .          136
   Accumulated undistributed net realized loss on
    investment transactions  .......................     (243,574)
   Net unrealized depreciation in value of
    investments  ...................................       (6,158)
                                                      -----------
    Net assets applicable to outstanding
      units of capital .............................   $1,005,644
                                                       ==========
Net asset value per share (net assets divided by shares outstanding):
 Class A  ..........................................        $6.60
 Class B ...........................................        $6.54
 Class C  ..........................................        $6.54
 Class Y  ..........................................        $6.60
Capital shares outstanding:
 Class A  ..........................................      145,543
 Class B ...........................................        5,278
 Class C  ..........................................        1,094
 Class Y  ..........................................          614
Capital shares authorized ..........................      300,000


See Notes to Financial Statements.

STATEMENT OF OPERATIONS
     RETIREMENT SHARES
     For the Six Months Ended December 31, 2001
     (In Thousands)

INVESTMENT INCOME
 Income (Note 1B):
   Interest and amortization .......................     $  7,104
   Dividends........................................        3,246
                                                         --------
    Total income  ..................................       10,350
                                                         --------
 Expenses (Note 2):
   Investment management fee .......................        3,544
   Service fee:
    Class A  .......................................        1,142
    Class B  .......................................           43
    Class C  .......................................            9
   Shareholder servicing:
    Class A  .......................................          927
    Class B  .......................................           77
    Class C  .......................................           16
    Class Y  .......................................            4
   Distribution fee:
    Class A  .......................................           86
    Class B  .......................................          130
    Class C  .......................................           27
   Accounting services fee .........................           55
   Custodian fees ..................................           34
   Audit fees ......................................           10
   Legal fees ......................................            9
   Other ...........................................          233
                                                         --------
    Total expenses  ................................        6,346
                                                         --------
      Net investment income ........................        4,004
                                                         --------
REALIZED AND UNREALIZED GAIN (LOSS) ON
INVESTMENTS (NOTES 1 AND 3)
 Realized net loss on securities  ..................      (89,443)
 Realized net loss on written call options  ........         (368)
                                                        ---------
   Realized net loss on investments.................      (89,811)
 Unrealized appreciation in value of investments
   during the period ...............................       48,168
                                                         --------
    Net loss on investments  .......................      (41,643)
                                                         --------
      Net decrease in net assets resulting
       from operations  ............................     $(37,639)
                                                         ========


See Notes to Financial Statements.

STATEMENT OF CHANGES IN NET ASSETS
     RETIREMENT SHARES
     (In Thousands)

                                           For the      For the
                                         six months   fiscal year
                                            ended        ended
                                        December 31,   June 30,
                                            2001         2001
                                        ------------  -----------
DECREASE IN NET ASSETS
 Operations:
   Net investment income ...............  $    4,004   $    7,669
   Realized net loss on investments ....     (89,811)    (119,033)
   Unrealized appreciation
    (depreciation)  ....................      48,168     (233,408)
                                          ----------   ----------
    Net decrease in net assets
      resulting from operations ........     (37,639)    (344,772)
                                          ----------   ----------
 Distributions to shareholders (Note 1E):*
   From net investment income:
    Class A  ...........................      (5,450)      (7,781)
    Class B  ...........................         ---          ---
    Class C  ...........................         ---          ---
    Class Y  ...........................         (35)        (111)
   From realized gains on securities transactions:
    Class A  ...........................      (1,827)    (281,276)
    Class B  ...........................         (66)      (8,507)
    Class C  ...........................         (13)      (1,733)
    Class Y  ...........................          (8)      (2,084)
   In excess of realized gains on securities transactions:
    Class A  ...........................         ---      (31,438)
    Class B  ...........................         ---         (951)
    Class C  ...........................         ---         (194)
    Class Y  ...........................         ---         (233)
                                          ----------   ----------
                                              (7,399)    (334,308)
                                          ----------   ----------
 Capital share transactions (Note 5)  ..     (79,352)     386,886
                                          ----------   ----------
      Total decrease....................    (124,390)    (292,194)
NET ASSETS
 Beginning of period  ..................   1,130,034    1,422,228
                                          ----------   ----------
 End of period, including undistributed
   net investment income of $136
   and $1,617, respectively ............  $1,005,644   $1,130,034
                                          ==========   ==========

*See "Financial Highlights" on pages 17 - 20.


See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS
     RETIREMENT SHARES
     Class A Shares
     For a Share of Capital Stock Outstanding Throughout Each Period:

                    For the
                        six
                     months    For the fiscal year ended June 30,
                      ended    ----------------------------------
                   12-31-01    2001   2000    1999   1998    1997
                   --------  ------ ------  ------ ------  ------
Net asset value,
 beginning of
 period  ...........  $6.84  $12.05 $ 9.84   $9.28  $9.14   $8.72
                      -----  ------ ------   -----  -----   -----
Income (loss) from investment
 operations:
 Net investment
   income ..........   0.03    0.06   0.06    0.19   0.24    0.27
 Net realized and
   unrealized gain (loss)
   on investments ..  (0.22)  (2.52)  3.92    0.92   0.99    1.08
                      -----  ------ ------   -----  -----   -----
Total from investment
 operations  .......  (0.19)  (2.46)  3.98    1.11   1.23    1.35
                      -----  ------ ------   -----  -----   -----
Less distributions:
 From net investment
   income ..........  (0.04)  (0.06) (0.06)  (0.18) (0.25)  (0.27)
 From capital gains   (0.01)  (2.42) (1.71)  (0.37) (0.84)  (0.66)
 In excess of
   capital gains ...  (0.00)  (0.27) (0.00)  (0.00) (0.00)  (0.00)
                      -----  ------ ------   -----  -----   -----
Total distributions.  (0.05)  (2.75) (1.77)  (0.55) (1.09)  (0.93)
                      -----  ------ ------   -----  -----   -----
Net asset value,
 end of period  ....  $6.60  $ 6.84 $12.05   $9.84  $9.28   $9.14
                      =====  ====== ======   =====  =====   =====
Total return* ......  -2.73% -23.46% 43.54%  12.75% 14.45%  16.70%
Net assets, end of
 period (in millions)  $960  $1,075 $1,377    $890   $825    $716
Ratio of expenses to
 average net assets    1.21%** 1.11%  1.10%   0.99%  0.93%   0.92%
Ratio of net
 investment income
 to average net
 assets  ...........   0.83%** 0.62%  0.55%   2.04%  2.57%   3.12%
Portfolio turnover
 rate  ............. 107.06% 227.44%295.37% 122.58% 53.52%  39.55%
 *Total return calculated without taking into account the sales load deducted on an initial purchase.
**Annualized.


See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS
     RETIREMENT SHARES
     Class B Shares
     For a Share of Capital Stock Outstanding Throughout Each Period:
                                                          For the
                            For the        For the         period
                                six         fiscal           from
                             months           year       10-4-99*
                              ended          ended        through
                           12-31-01        6-30-01        6-30-00
                           --------        -------        -------
Net asset value,
 beginning of period          $6.78         $12.00         $10.12
                              -----         ------         ------
Income (loss) from investment
 operations:
 Net investment loss          (0.01)         (0.01)         (0.01)
 Net realized and
   unrealized gain (loss)
   on investments ..          (0.22)         (2.52)          3.60
                              -----         ------         ------
Total from investment
 operations  .......          (0.23)         (2.53)          3.59
                              -----         ------         ------
Less distributions:
 From net investment
   income ..........          (0.00)         (0.00)         (0.00)
 From capital gains           (0.01)         (2.42)         (1.71)
 In excess of
   capital gains ...          (0.00)         (0.27)         (0.00)
                              -----         ------         ------
Total distributions           (0.01)         (2.69)         (1.71)
                              -----         ------         ------
Net asset value,
 end of period  ....          $6.54          $6.78         $12.00
                              =====         ======         ======
Total return .......          -3.35%        -24.19%         38.28%
Net assets, end of
 period (in
 millions)  ........            $35            $39            $28
Ratio of expenses to
 average net assets            2.22%**        2.07%          2.05%**
Ratio of net investment
 loss to average
 net assets  .......          -0.18%**       -0.36%         -0.42%**
Portfolio turnover
 rate  .............         107.06%        227.44%        295.37%***
  *Commencement of operations of the class.
 **Annualized.
***For the twelve months ended June 30, 2000.

See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS
     RETIREMENT SHARES
     Class C Shares
     For a Share of Capital Stock Outstanding Throughout Each Period:
                                                          For the
                            For the        For the         period
                                six         fiscal           from
                             months           year       10-4-99*
                              ended          ended        through
                           12-31-01        6-30-01        6-30-00
                           --------        -------        -------
Net asset value,
 beginning of period          $6.77         $12.00         $10.12
                              -----         ------         ------
Income (loss) from investment
 operations:
 Net investment loss          (0.01)         (0.01)         (0.01)
 Net realized and
   unrealized gain (loss)
   on investments ..          (0.21)         (2.53)          3.60
                              -----         ------         ------
Total from investment
 operations  .......          (0.22)         (2.54)          3.59
                              -----         ------         ------
Less distributions:
 From net investment
   income ..........          (0.00)         (0.00)         (0.00)
 From capital gains           (0.01)         (2.42)         (1.71)
 In excess of
   capital gains ...          (0.00)         (0.27)         (0.00)
                              -----         ------         ------
Total distributions           (0.01)         (2.69)         (1.71)
                              -----         ------         ------
Net asset value,
 end of period  ....          $6.54          $6.77         $12.00
                              =====         ======         ======
Total return .......          -3.21%        -24.28%         38.28%
Net assets, end of
 period (in
 millions)  ........             $7             $8             $6
Ratio of expenses to
 average net assets            2.22%**        2.09%          2.07%**
Ratio of net investment
 loss to average
 net assets  .......          -0.18%**       -0.38%         -0.44%**
Portfolio turnover
 rate  .............         107.06%        227.44%        295.37%***
  *Commencement of operations of the class.
 **Annualized.
***For the twelve months ended June 30, 2000.

See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS
     RETIREMENT SHARES
     Class Y Shares
     For a Share of Capital Stock Outstanding Throughout Each Period:

                    For the
                        six
                     months    For the fiscal year ended June 30,
                      ended    ----------------------------------
                   12-31-01    2001   2000    1999   1998    1997
                   --------  ------ ------  ------ ------  ------
Net asset value,
 beginning of period  $6.84  $12.05 $ 9.85   $9.28  $9.14   $8.72
                      -----  ------ ------   -----  -----   -----
Income (loss) from investment
 operations:
 Net investment
   income ..........   0.04    0.09   0.10    0.20   0.25    0.29
 Net realized and
   unrealized gain (loss)
   on investments ..  (0.22)  (2.53)  3.89    0.94   0.99    1.07
                      -----  ------ ------   -----  -----   -----
Total from investment
 operations ........  (0.18)  (2.44)  3.99    1.14   1.24    1.36
                      -----  ------ ------   -----  -----   -----
Less distributions:
 From net investment
   income...........  (0.05)  (0.08) (0.08)  (0.20) (0.26)  (0.28)
 From capital gains   (0.01)  (2.42) (1.71)  (0.37) (0.84)  (0.66)
 In excess of
   capital gains ...  (0.00)  (0.27) (0.00)  (0.00) (0.00)  (0.00)
                      -----  ------ ------   -----  -----   -----
Total distributions.  (0.06)  (2.77) (1.79)  (0.57) (1.10)  (0.94)
                      -----  ------ ------   -----  -----   -----
Net asset value,
 end of period  ....  $6.60  $ 6.84 $12.05   $9.85  $9.28   $9.14
                      =====  ====== ======   =====  =====   =====
Total return .......  -2.58% -23.28% 43.75%  13.11% 14.62%  16.87%
Net assets, end of
 period (in
 millions)  ........     $4      $8    $11      $3     $3      $3
Ratio of expenses
 to average net
 assets ............   0.92%*  0.87%  0.88%   0.75%  0.79%   0.78%
Ratio of net
 investment income
 to average net
 assets ............   1.08%*  0.79%  0.75%   2.32%  2.71%   3.28%
Portfolio
 turnover rate ..... 107.06% 227.44%295.37% 122.58% 53.52%  39.55%
*Annualized.

See Notes to Financial Statements.

NOTES TO FINANCIAL STATEMENTS
     December 31, 2001

NOTE 1 -- Significant Accounting Policies

Waddell & Reed Advisors Retirement Shares, Inc. (the "Fund") is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. Its investment objective is to provide the highest long-term total investment return as is, in the opinion of management, consistent with reasonable safety of capital. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America.

A. Security valuation -- Each stock and convertible bond is valued at the latest sale price thereof on each business day of the fiscal period as reported by the principal securities exchange on which the issue is traded or, if no sale is reported for a stock, the average of the latest bid and asked prices. Bonds, other than convertible bonds, are valued using a pricing system provided by a pricing service or dealer in bonds. Convertible bonds are valued using this pricing system only on days when there is no sale reported. Stocks which are traded over-the-counter are priced using the Nasdaq Stock Market, which provides information on bid and asked prices quoted by major dealers in such stocks. Short-term debt securities are valued at amortized cost, which approximates market.

B. Security transactions and related investment income -- Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Securities gains and losses are calculated on the identified cost basis. Premium and discount on the purchase of bonds are
     amortized for both financial and tax reporting purposes.   Dividend income
     is recorded on the ex-dividend date. Interest income is recorded on the accrual basis. See Note 3 -- Investment Securities Transactions.

C. Foreign currency translations -- All assets and liabilities denominated in foreign currencies are translated into U.S. dollars daily. Purchases and sales of investment securities and accruals of income and expenses are translated at the rate of exchange prevailing on the date of the transaction. For assets and liabilities other than investments in securities, net realized and unrealized gains and losses from foreign currency translations arise from changes in currency exchange rates. The Fund combines fluctuations from currency exchange rates and fluctuations in market value when computing net realized and unrealized gain or loss from investments.

D. Federal income taxes -- It is the Fund's policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. In addition, the Fund intends to pay distributions as required to avoid imposition of excise tax. Accordingly, provision has not been made for Federal income taxes. See Note 4 -- Federal Income Tax Matters.

E. Dividends and distributions -- Dividends and distributions to shareholders are recorded by the Fund on the business day following record date. Net investment income dividends and capital gains distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences are due to differing treatments for items such as deferral of wash sales and post-October losses, foreign currency transactions, net operating losses and expiring capital loss carryovers.

F.   Options -- See Note 6 - Options.

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

NOTE 2 -- Investment Management and Payments to Affiliated Persons

The Fund pays a fee for investment management services. The fee is computed daily based on the net asset value at the close of business. The fee is payable by the Fund at the annual rates of: 0.70% of net assets up to $1 billion, 0.65% of net assets over $1 billion and up to $2 billion, 0.60% of net assets over $2 billion and up to $3 billion, and 0.55% of net assets over $3 billion. The Fund accrues and pays this fee daily.

Pursuant to assignment of the Investment Management Agreement between the Fund and Waddell & Reed, Inc. ("W&R"), Waddell & Reed Investment Management Company ("WRIMCO"), a wholly owned subsidiary of W&R, serves as the Fund's investment manager.

The Fund has an Accounting Services Agreement with Waddell & Reed Services Company ("WARSCO"), a wholly owned subsidiary of W&R. Under the agreement, WARSCO acts as the agent in providing bookkeeping and accounting services and assistance to the Fund, including maintenance of Fund records, pricing of Fund shares, preparation of prospectuses for existing shareholders, preparation of proxy statements and certain shareholder reports. For these services, the Fund pays WARSCO a monthly fee of one-twelfth of the annual fee shown in the following table.

                            Accounting Services Fee
                  Average
               Net Asset Level           Annual Fee
          (all dollars in millions) Rate for Each Level
          ------------------------- -------------------
           From $    0 to $   10          $      0
           From $   10 to $   25          $ 11,000
           From $   25 to $   50          $ 22,000
           From $   50 to $  100          $ 33,000
           From $  100 to $  200          $ 44,000
           From $  200 to $  350          $ 55,000
           From $  350 to $  550          $ 66,000
           From $  550 to $  750          $ 77,000
           From $  750 to $1,000          $ 93,500
                $1,000 and Over           $110,000

In addition, for each class of shares in excess of one, the Fund pays WARSCO a monthly per-class fee equal to 2.5% of the monthly base fee.

For Class A, Class B and Class C shares, the Fund pays WARSCO a monthly per account charge for shareholder servicing of $1.5792 for each shareholder account which was in existence at any time during the prior month. Prior to December 1, 2001, the shareholder servicing charge was $1.4125 per account, paid monthly. With respect to Class Y shares, the Fund pays WARSCO a monthly fee at an annual rate of 0.15% of the average daily net assets of the class for the preceding month. The Fund also reimburses W&R and WARSCO for certain out-of-pocket costs for all classes.

As principal underwriter for the Fund's shares, W&R received gross sales commissions for Class A shares (which are not an expense of the Fund) of $837,736. During the period ended December 31, 2001, W&R received $41,386 and $1,206 in deferred sales charges for Class B shares and Class C shares, respectively. With respect to Class A, Class B and Class C shares, W&R paid sales commissions of $543,791 and all expenses in connection with the sale of Fund shares, except for registration fees and related expenses.

Under a Distribution and Service Plan for Class A shares adopted by the Fund pursuant to Rule 12b-1 under the Investment Company Act of 1940, the Fund may pay a distribution and/or service fee to W&R in an amount not to exceed 0.25% of the Fund's Class A average annual net assets. The fee is to be paid to reimburse W&R for amounts it expends in connection with the distribution of the Class A shares and/or provision of personal services to Fund shareholders and/or maintenance of shareholder accounts.

Under the Distribution and Service Plan adopted by the Fund for Class B and Class C shares, respectively, the Fund may pay W&R a service fee of up to 0.25%, on an annual basis, of the average daily net assets of the class to compensate W&R for providing services to shareholders of that class and/or maintaining shareholder accounts for that class and a distribution fee of up to 0.75%, on an annual basis, of the average daily net assets of the class to compensate W&R for distributing the shares of that class. The Class B Plan and the Class C Plan each permit W&R to receive compensation, through the distribution and service fee, respectively, for its distribution activities for that class, which are similar to the distribution activities described with respect to the Class A Plan, and for its activities in providing personal services to shareholders of that class and/or maintaining shareholder accounts of that class, which are similar to the corresponding activities for which it is entitled to reimbursement under the Class A Plan.

The Fund paid Directors' fees of $17,313, which are included in other expenses.

W&R is a subsidiary of Waddell & Reed Financial, Inc., a holding company, and a direct subsidiary of Waddell & Reed Financial Services, Inc., a holding company.

NOTE 3 -- Investment Securities Transactions

Purchases of investment securities, other than U.S. Government obligations and short-term securities, aggregated $856,987,429, while proceeds from maturities and sales aggregated $1,023,330,605. Purchases of short-term and U.S. Government securities aggregated $2,574,029,442 and $169,396,484, respectively. Proceeds from maturities and sales of short-term and U.S. Government securities aggregated $2,565,175,962 and $107,699,528, respectively. Purchases of options aggregated $1,316,005, while proceeds from maturities and sales aggregated $947,485. Purchases of options agregated $1,316,005, while proceeds from maturities and sales aggregated $947,485.

For Federal income tax purposes, cost of investments owned at December 31, 2001 was $998,551,553, resulting in net unrealized depreciation of $7,326,067, of which $67,353,135 related to appreciated securities and $74,679,202 related to depreciated securities.

NOTE 4 -- Federal Income Tax Matters

For Federal income tax purposes, the Fund realized capital gain net income of $34,225,547 during its fiscal year ended June 30, 2001, which included the effect of certain losses deferred into the next fiscal year (see discussion below). All of the capital gain net income has been distributed to the Fund's shareholders.

Internal Revenue Code regulations permit the Fund to defer into its next fiscal year net capital losses or net long-term capital losses incurred between each November 1 and the end of its fiscal year ("post-October losses"). From November 1, 2000 through June 30, 2001, the Fund incurred net capital losses of $149,388,974, which have been deferred to the fiscal year ending June 30, 2002.

NOTE 5 -- Multiclass Operations

The Fund is authorized to offer four classes of shares, Class A, Class B, Class C and Class Y, each of which have equal rights as to assets and voting privileges. Class Y shares are not subject to a sales charge on purchases, are not subject to a Rule 12b-1 Distribution and Service Plan and are subject to a separate shareholder servicing fee structure. A comprehensive discussion of the terms under which shares of each class are offered is contained in the Prospectus and the Statement of Additional Information for the Fund.

Income, non-class specific expenses, and realized and unrealized gains and losses are allocated daily to each class of shares based on the value of their relative net assets as of the beginning of each day adjusted for the prior day's capital share activity.

Transactions in capital stock are summarized below.  Amounts are in thousands.

                            For the       For the
                         six months   fiscal year
                              ended         ended
                       December 31,      June 30,
                               2001          2001
                       ------------  ------------
Shares issued from sale
 of shares:
 Class A  ............       23,137        43,303
 Class B .............          449         2,988
 Class C .............          144           728
 Class Y  ............           87         3,000
Shares issued from reinvestment
 of dividends and/or capital gains
 distribution:
 Class A  ............        1,186        39,789
 Class B .............           10         1,189
 Class C .............            2           244
 Class Y  ............            6           186
Shares redeemed:
 Class A  ............      (36,077)      (40,045)
 Class B .............         (898)         (854)
 Class C .............         (236)         (281)
 Class Y  ............         (613)       (2,951)
                         ----------    ----------
Increase (decrease) in outstanding
 capital shares ......      (12,803)       47,296
                         ==========    ==========
Value issued from sale
 of shares:
 Class A  ............     $147,602      $341,382
 Class B .............        2,797        27,879
 Class C .............          896         6,746
 Class Y  ............          554        23,223
Value issued from
 reinvestment of dividends
 and/or capital gains
 distribution:
 Class A  ............        7,204       315,401
 Class B .............           65         9,357
 Class C .............           13         1,919
 Class Y  ............           36         1,467
Value redeemed:
 Class A  ............     (227,914)     (309,777)
 Class B .............       (5,523)       (7,074)
 Class C .............       (1,448)       (2,383)
 Class Y  ............       (3,634)      (21,254)
                           --------      --------
Increase (decrease) in outstanding
 capital  ............     $(79,352)     $386,886
                           ========      ========

NOTE 6 -- Options

Options purchased by the Fund are accounted for in the same manner as marketable portfolio securities. The cost of portfolio securities acquired through the exercise of call options is increased by the premium paid to purchase the call. The proceeds from securities sold through the exercise of put options are decreased by the premium paid to purchase the put.

When the Fund writes (sells) an option, an amount equal to the premium received by the Fund is recorded as a liability. The amount of the liability is subsequently adjusted to reflect the current market value of the option written. The current market value of an option is the last sales price on the principal exchange on which the option is traded or, in the absence of transactions, the mean between the bid and asked prices or at a value supplied by a broker-dealer. When an option expires on its stipulated expiration date or the Fund enters into a closing purchase transaction, the Fund realizes a gain (or loss, if the cost of a closing purchase transaction exceeds the premium received when the call option was sold) and the liability related to such option is extinguished. When a written call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether the Fund has realized a gain or loss. For the Fund, when a written put option is exercised, the cost basis of the securities purchased by the Fund is reduced by the amount of the premium received.

Transactions in call options written were as follows:

                               Number of       Premiums
                               Contracts       Received
                               ---------       --------
     Outstanding at
       June 30, 2001                 ---       $    ---
     Options written               2,500        947,485
     Options terminated
       in closing purchase
       transactions               (2,500)      (947,485)
     Options exercised               ---            ---
     Options expired                 ---            ---
                                   -----      ---------
     Outstanding at
       December 31, 2001             ---       $    ---
                                   =====      =========

INDEPENDENT AUDITORS' REPORT

The Board of Directors and Shareholders,
Waddell & Reed Advisors Retirement Shares, Inc.:

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Waddell & Reed Advisors Retirement Shares, Inc. (the "Fund") as of December 31, 2001, and the related statement of operations for the six-month period then ended, the statements of changes in net assets for the six-month period then ended and the fiscal year ended June 30, 2001, and the financial highlights for the six-month period ended December 31, 2001, and for each of the five fiscal years in the period ended June 30, 2001. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2001, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Waddell & Reed Advisors Retirement Shares, Inc. as of December 31, 2001, the results of its operations for the six-month period then ended, the changes in its net assets for the six-month period then ended and the fiscal year ended June 30, 2001, and the financial highlights for the six-month period ended December 31, 2001, and for each of the five fiscal years in the period ended June 30, 2001, in conformity with accounting principles generally accepted in the United States of America.



Deloitte & Touche LLP
Kansas City, Missouri
February 8, 2002

Annual Privacy Notice

Waddell & Reed, Inc., Waddell & Reed Advisors Group of Mutual Funds and W&R Funds, Inc. ("Waddell & Reed") are committed to ensuring their customers have access to a broad range of products and services to help them achieve their personal financial goals. In the course of doing business with Waddell & Reed, customers are requested to share financial information and they may be asked to provide other personal details. Customers can be assured that Waddell & Reed is diligent in its efforts to keep such information confidential.

Recognition of a Customer's Expectation of Privacy
At Waddell & Reed, we believe the confidentiality and protection of customer information is one of our fundamental responsibilities. And while information is critical to providing quality service, we recognize that one of our most important assets is our customers' trust. Thus, the safekeeping of customer information is a priority for Waddell & Reed.

Information Collected
In order to tailor available financial products to your specific needs, Waddell & Reed may request that you complete a variety of forms that require nonpublic personal information about your financial history and other personal details, including but not limited to, your name, address, social security number, assets, income and investments. Waddell & Reed may also gather information about your transactions with us, our affiliates and others.

Categories of Information that may be Disclosed
While Waddell & Reed may disclose information it collects from applications and other forms, as described above, we at Waddell & Reed also want to assure all of our customers that whenever information is used, it is done with discretion. The safeguarding of customer information is an issue we take seriously.

Categories of Parties to whom we disclose nonpublic personal information
Waddell & Reed may disclose nonpublic personal information about you to the following types of third parties: selectively chosen financial service providers, whom we believe have valuable products or services that could benefit you. Whenever we do this, we carefully review the company and the product or service to make sure that it provides value to our customers. We share the minimum amount of information necessary for that company to offer its product or service. We may also share information with unaffiliated companies that assist us in providing our products and services to our customers; in the normal course of our business (for example, with consumer reporting agencies and government agencies); when legally required or permitted in connection with fraud investigations and litigation; and at the request or with the permission of a customer.

Opt Out Right
If you prefer that we not disclose nonpublic personal information about you to nonaffiliated third parties, you may opt out of those disclosures, that is, you may direct us not to make those disclosures (other than disclosures permitted by law). If you wish to opt out of disclosures to nonaffiliated third parties, please provide a written request to opt-out with your name and account number(s) or social security number to: Waddell & Reed, Attn: Opt Out Notices, P.O. Box 29220, Shawnee Mission, Kansas 66201. You may also call 1-888-Waddell and a Client Services Representative will assist you.

Confidentiality and Security
We restrict access to nonpublic personal information about you to those employees who need to know that information to provide products and services to you. We maintain physical, electronic, and procedural safeguards that comply with federal standards to guard your nonpublic personal information. If you decide to close your account(s) or become an inactive customer, we will adhere to the privacy policies and practices as described in this notice.

Householding Notice

If you currently receive one copy of the shareholder reports and prospectus for your household (even if more than one person in your household owns shares of the Fund) and you would prefer to receive separate shareholder reports and prospectuses for each account holder living at your address, you can do either of the following:

Fax your request to 800-532-2749.

Write to us at the address listed on the inside back cover for Waddell & Reed, Inc.

Please list each account for which you would like to receive separate shareholder reports and prospectus mailings. We will resume sending separate documents within 30 days of receiving your request.

To all traditional IRA Planholders:

As required by law, income tax will automatically be withheld from any distribution or withdrawal from a traditional IRA unless you make a written election not to have taxes withheld. The election may be made by submitting forms provided by Waddell & Reed, Inc. which can be obtained from your Waddell & Reed representative or by submitting Internal Revenue Service Form W-4P. Once made, an election can be revoked by providing written notice to Waddell & Reed, Inc. If you elect not to have tax withheld you may be required to make payments of estimated tax. Penalties may be imposed by the IRS if withholding and estimated tax payments are not adequate.

DIRECTORS

Keith A. Tucker, Overland Park, Kansas, Chairman of the Board
James M. Concannon, Topeka, Kansas
John A. Dillingham, Kansas City, Missouri
David P. Gardner, San Mateo, California
Linda K. Graves, Topeka, Kansas
Joseph Harroz, Jr., Norman, Oklahoma
John F. Hayes, Hutchinson, Kansas
Robert L. Hechler, Overland Park, Kansas
Henry J. Herrmann, Overland Park, Kansas
Glendon E. Johnson, Miami, Florida
William T. Morgan, Coronado, California
Frank J. Ross, Jr., Kansas City, Missouri
Eleanor B. Schwartz, Kansas City, Missouri
Frederick Vogel III, Milwaukee, Wisconsin

OFFICERS
Henry J. Herrmann, President
Charles W. Hooper, Jr., Vice President
Theodore W. Howard, Vice President and Treasurer
Kristen A. Richards, Vice President and Secretary
Daniel C. Schulte, Vice President

The Waddell & Reed Advisors Group of Mutual Funds


Waddell & Reed Advisors Accumulative Fund
Waddell & Reed Advisors Asset Strategy Fund, Inc.
Waddell & Reed Advisors Bond Fund
Waddell & Reed Advisors Cash Management, Inc.
Waddell & Reed Advisors Continental Income Fund, Inc.
Waddell & Reed Advisors Core Investment Fund
Waddell & Reed Advisors Global Bond Fund, Inc.
Waddell & Reed Advisors Government Securities Fund, Inc.
Waddell & Reed Advisors High Income Fund, Inc.
Waddell & Reed Advisors International Growth Fund, Inc.
Waddell & Reed Advisors Municipal Bond Fund, Inc.
Waddell & Reed Advisors Municipal High Income Fund, Inc.
Waddell & Reed Advisors Municipal Money Market Fund, Inc.
Waddell & Reed Advisors New Concepts Fund, Inc.
Waddell & Reed Advisors Retirement Shares, Inc.
Waddell & Reed Advisors Science and Technology Fund
Waddell & Reed Advisors Small Cap Fund, Inc.
Waddell & Reed Advisors Tax-Managed Equity Fund, Inc.
Waddell & Reed Advisors Value Fund, Inc.
Waddell & Reed Advisors Vanguard Fund, Inc.


------------------------------------

FOR MORE INFORMATION:
Contact your representative, or your
local office as listed on your
Account Statement, or contact:
  WADDELL & REED
  CUSTOMER SERVICE
  6300 Lamar Avenue
  P. O. Box 29217
  Shawnee Mission, KS  66201-9217
  (888)-WADDELL
  (888)-923-3355

Our INTERNET address is:
  http://www.waddell.com

NUR1007SA(12-01)

For more complete information regarding any of the mutual funds in Waddell & Reed Advisors Funds, including charges and expenses, please obtain the Fund's prospectus by calling or writing to the number or address listed above. Please read the prospectus carefully before investing.